Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Dividend Strategy Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Dividend Strategy Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$81	0.75%
[1],[2]
Expenses Paid, Amount	$ 81	[1]
Expense Ratio, Percent	0.75%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Variable Dividend Strategy Portfolio returned 16.85%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online. An improving natural gas price outlook and growing acknowledgment midstream infrastructure plays a key role to back up renewable power as AI demand increases, was beneficial.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and with the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	16.85	10.85	10.64
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 448,022,409
Holdings Count | $ / shares	54	[3]
Advisory Fees Paid, Amount	$ 3,118,208
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$448,022,409
Total Number of Portfolio Holdings*	54
Total Management Fee Paid	$3,118,208
Portfolio Turnover Rate	20%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplement and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Dividend Strategy Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Dividend Strategy Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$98	0.90%
[4],[5]
Expenses Paid, Amount	$ 98	[4]
Expense Ratio, Percent	0.90%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of ClearBridge Variable Dividend Strategy Portfolio returned 16.69%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online. An improving natural gas price outlook and growing acknowledgment midstream infrastructure plays a key role to back up renewable power as AI demand increases, was beneficial.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and with the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class II	16.69	10.69	10.47
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 448,022,409
Holdings Count | $ / shares	54	[6]
Advisory Fees Paid, Amount	$ 3,118,208
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$448,022,409
Total Number of Portfolio Holdings*	54
Total Management Fee Paid	$3,118,208
Portfolio Turnover Rate	20%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplement and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.